Deferred Costs, net (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred franchise fees		$ 4,811	$ 4,571
Deferred loan costs		0	816
Total costs		4,811	5,387
Accumulated amortization		(1,914)	(1,938)
Deferred costs, net	$ 2,786	$ 2,897	$ 3,449